EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension Plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

First Financial made no cash contributions to the pension plan in 2012.  First Financial does not expect to make a cash contribution to its pension plan in 2013.  As a result of the plan’s funding status and related actuarial projections, First Financial recorded pension-related income of $0.5 million and $1.3 million for 2012 and 2011, respectively, compared to pension-related expense of $2.0 million for 2010.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$63,910	$52,312
Service cost	3,483	3,177
Interest cost	2,550	2,723
Actuarial loss	3,822	9,180
Benefits paid, excluding settlement	(6,087)	(3,482)
Benefit obligation at end of year	67,678	63,910

Change in plan assets
Fair value of plan assets at beginning of year	114,972	122,677
Actual return on plan assets	14,831	(4,223)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087)	(3,482)
Fair value of plan assets at end of year	123,716	114,972

Amounts recognized in the Consolidated Balance Sheets
Assets	56,038	51,062
Liabilities	0	0
Net amount recognized	$56,038	$51,062

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$54,471	$59,390
Net prior service cost	(4,119)	(4,542)
Deferred tax assets	(19,014)	(20,712)
Net amount recognized	$31,338	$34,136

Change in accumulated other comprehensive income (loss)	$(2,798)	$12,854

Accumulated benefit obligation	$64,273	$60,485

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2012	2011	2010
Service cost	$3,483	$3,177	$2,590
Interest cost	2,550	2,723	2,711
Expected return on assets	(9,055)	(9,020)	(4,932)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,964	2,194	2,065
Net periodic benefit (income) cost	(481)	(1,349)	2,011

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(1,954)	22,423	1,688
Amortization of prior service cost	423	423	423
Amortization of gain	(2,964)	(2,194)	(2,065)
Total recognized in accumulated other comprehensive income	(4,495)	20,652	46
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(4,976)	$19,303	$2,057

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,248	$3,039	$2,191
Amortization of prior service credit	(423)	(423)	(423)

Weighted-average assumptions to determine
	December 31,
	2012	2011
Benefit obligations
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

Plan assets are administered and managed by the Wealth Management division of First Financial Bank, N.A. Plan assets are invested in a broad range of equity, fixed income and cash securities, consisting entirely of publicly traded individual stocks and bonds and publicly traded mutual funds and exchange traded funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The current target asset allocation set by the Bank for the Plan is 60% equities and 40% fixed income, with the aim to use the fixed income component to match the identified near term and long term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities.

The fair value of the plan assets as of December 31, 2012 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

The fair value of the plan assets as of December 31, 2011 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,176
2013	5,073
2014	4,945
2015	9,989
2016	4,831
Thereafter	31,779

Thrift Plan. First Financial also sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributes $1.00 for every $1.00 an employee contributes up to 3.00% of the employee's earnings and then contributes $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 4.00% of the employee's earnings. All First Financial matching contributions vest immediately. First Financial contributions to the 401(k) plan are at the discretion of the board of directors. Total First Financial contributions to the 401(k) plan were $2.6 million during 2012, $2.7 million during 2011 and $2.6 million during 2010.

Bank-owned Life Insurance. First Financial has purchased life insurance policies on certain employees. The cash surrender value of these policies is carried as an asset on the Consolidated Balance Sheets in Accrued interest and other assets. The carrying value was $84.5 million and $85.9 million at December 31, 2012, and 2011, respectively.